Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Discontinued Operations
Discontinued Operations

4. Discontinued Operations

        On November 16, 2009, RLJ Development, through wholly-owned subsidiaries, entered into a purchase and sale agreement to sell six hotels. The assets were reclassified as held for sale and the operating results for the hotels were reclassified to discontinued operations. On April 23, 2010, RLJ Development completed the sale of the six hotels for a total sale price of $73.5 million. The sale resulted in a gain of approximately $23.7 million.

        On April 23, 2010, the Company defeased five individual mortgages associated with the aforementioned six hotels sold on April 23, 2010 by replacing the original collateral with government securities. These loans carried an outstanding balance of $34.0 million at April 23, 2010. On April 28, 2010, the Company fully repaid the remaining outstanding $8.5 million mortgage loan associated with the six hotels sold on April 23, 2010, including a mortgage prepayment penalty totaling $0.2 million.

        In February 2010, Fund II received a notice of event of default for failure to make the required monthly payment on its mortgage loan secured by the New York LaGuardia Airport Marriott located in New York, NY. The mortgage loan matured in July 2010. In April 2011, Fund II escrowed an executed deed in lieu of foreclosure agreement for the benefit of the lenders. On August 5, 2011, the Company transferred title to the hotel to the lenders pursuant to the deed in lieu of foreclosure arrangement. The Company recorded a gain on extinguishment of indebtedness of approximately $23.5 million to discontinued operations in August 2011 and removed the hotel's net assets and liabilities from its combined consolidated balance sheet at that time.

        Operating results of discontinued operations were as follows (in thousands):

	For the three months ended September 30,		For the nine months ended September 30,
	2011	2010	2011	2010
Net revenues	$3,537	$7,032	$16,917	$26,337
Operating expenses	4,006	7,356	18,107	25,555

Operating income (loss)	(469)	(324)	(1,190)	782
Interest expense	(77)	(291)	(488)	(5,459)

Net loss from discontinued operations, before gain on sale	(546)	(615)	(1,678)	(4,677)
Gain on extinguishment of indebtedness	23,516	—	23,516	—
Gain on sale of properties	—	(4)	—	23,711

Net income (loss) from discontinued operations	$22,970	$(619)	$21,838	$19,034

4. Discontinued Operations

        On January 31, 2007, RLJ Development, through wholly-owned subsidiaries, sold four hotels for $270.0 million, resulting in a gain of approximately $163.7 million. During 2008, RLJ Development settled certain expenses with the purchaser of those hotels and recorded an additional gain on sale of properties of $43.

        On November 16, 2009, RLJ Development, through wholly-owned subsidiaries, entered into a purchase and sale agreement to sell six hotels. The assets were reclassified as held for sale and the operating results for the hotels were reclassified to discontinued operations. On April 23, 2010, RLJ Development completed the sale of the six hotels for a total purchase price of $73.5 million. The sale resulted in a gain of approximately $23.7 million.

        On April 23, 2010, the Company defeased five individual mortgages associated with the aforementioned six hotels sold on April 23, 2010 by replacing the original collateral with government securities. These loans carried an outstanding balance of $34.3 million at December 31, 2009. On April 28, 2010, the Company fully repaid the remaining outstanding $8.5 million mortgage loan associated with the six hotels sold on April 23, 2010, including a mortgage prepayment penalty totaling $153.

        The aforementioned six RLJ Development mortgage notes included financial and other covenants that required the maintenance of certain ratios. As of December 31, 2009, RLJ Development was in compliance with all covenants under the six mortgage loans.

        In February 2010, RLJ Fund II received a notice of event of default for failure to make the required monthly payment on its mortgage loan secured by the New York LaGuardia Airport Marriott located in New York, NY. The mortgage loan matured in July 2010. In April 2011, RLJ Fund II escrowed an executed deed in lieu of foreclosure agreement for the benefit of the lenders. On August 5, 2011, the Company transferred title to the hotel to the lenders pursuant to the deed in lieu of foreclosure arrangement. The Company recorded a gain on extinguishment of indebtedness of approximately $23.5 million to discontinued operations in August 2011 and removed the hotel's net assets and liabilities from its combined consolidated balance sheet at that time.

        At December 31, 2009 the balance sheet of the assets of hotels held for sale were as follows:

2009
Assets
Cash held in escrow	$1,546
Accounts receivable, net	499
Prepaid expenses and other current assets	252
Property and equipment, net	49,406
Deferred financing costs, net	63

Total assets	$51,766

Liabilities
Accounts payable	$492
Accrued expenses	1,119
Mortgage notes payable	42,775

Total liabilities	$44,386

        Comparative operating results of discontinued operations were as follows:

	For the Year Ended December 31,
	2010	2009	2008
Net revenues	$35,673	$48,465	$59,281
Operating expenses	34,165	46,916	52,657
Impairment	—	36,946	—

Operating income (loss)	1,508	(35,397)	6,624
Interest expense	(5,647)	(7,893)	(7,854)

Net loss from discontinued operations, before gain on sale	(4,139)	(43,290)	(1,230)
Gain on sale of properties	23,710	—	43

Net income (loss) from discontinued operations	$19,571	$(43,290)	$(1,187)